UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		1251 Avenue of the Americas
	      		New York, NY 10020
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		May 15, 2009

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		26
Form 13F Information Table Value Total:		$9,363,992

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT & T Inc.                  COMMON     00206R102     75600  3000000 SH      Defined   01     3000000
Afffiliated Computer Svcs     CL A      008190100     16690   348500 SH      Defined   01      348500
Anglogold Ashanti Ltd     SPONSORED ADR 035128206    108022  2938582 SH      Defined   01     2938582
Boston Scientific Corp       COMMON     101137107    788123 99135000 SH      Defined   01    99135000
Brocade Comm Sys Inc         COM NEW    111621306     17250  5000000 SH      Defined   01     5000000
Capital One Financial Cor    COMMON     14040H105     25704  2100000 SH        Sole           2100000
Centennial Comm Corp          CL A      15133V208     41300  5000000 SH      Defined   01     5000000
Cheniere Energy Inc          COM NEW    16411R208     31785  7461191 SH      Defined   01     7461191
Dr Pepper Snapple Group I    COMMON     26138E109     25734  1521824 SH      Defined   01     1521824
Embarq                       COMMON     29078E105     75700  2000000 SH      Defined   01     2000000
Equity Media Holding Corp    COMMON     294725106        13  3352382 SH      Defined   01     3352382
Equity Media Holdings Cor    COMMON     294725106         8  2000000 SH      Defined   01     2000000
Gold Fields Ltd.          SPONSORED ADR 38059T106    207166 18268589 SH      Defined   01    18268589
JPMorgan Chase & Co.         COMMON     46625H100    154164  5800000 SH      Defined   01     5800000
Kinross Gold Corp          COM NO PAR   496902404    550053 30780800 SH      Defined   01    30780800
Liberty Media Corp        ENT COM SER A 53071M500     47182  2365000 SH      Defined   01     2365000
Market Vectors ETF Trust GOLD MINER ETF 57060U100    638024 17300000 SH      Defined   01    17300000
Mirant Corp                  COMMON     60467R100    207518 18203321 SH      Defined   01    18203321
People's United Financial    COMMON     712704105     49418  2750000 SH        Sole           2750000
Petro-Canada                 COMMON     71644E102    277112 10311300 SH      Defined   01    10311300
Philip Morris Intl Inc       COMMON     718172109    320227  9000200 SH      Defined   01     9000200
Rohm & Hass Co               COMMON     775371107   1258768 15966114 SH      Defined   01    15966114
SPDR Gold Trust             GOLD SHS    78463V107   2843820 31500000 SH      Defined   01    31500000
Schering Plough Corp.        COMMON     806605101    211950  9000000 SH      Defined   01     9000000
St. Jude Medical Inc.        COMMON     790849103     85063  2341400 SH      Defined   01     2341400
Wyeth                        COMMON     983024100   1307598 30381000 SH      Defined   01    30381000

                                                    9363992